Income Taxes (Components of Earnings Before Provision For Income Taxes) (Details) - USD ($) $ in Millions		12 Months Ended
		Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Components of Earnings before Provision for Income Taxes:
United States		$ 9,217	$ 7,770	$ 6,677
Foreign		759	697	544
EARNINGS BEFORE PROVISION FOR INCOME TAXES	[1]	$ 9,976	$ 8,467	$ 7,221

[1]	Fiscal years ended February 1, 2015 and February 2, 2014 include 52 weeks. Fiscal year ended February 3, 2013 includes 53 weeks.